Asset retirement obligations (ARO) (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Reconciliation of Asset Retirement Obligations

A reconciliation of the Company’s asset retirement obligations (“ARO”) for the six-months ended June 30, 2012, is as follows:

Balance, December 31, 2011	$653,240
Liabilities paid	—
Liabilities assumed by buyer of properties	(16,411)
Accretion expense	4,101
Revisions of prior estimates	26,437

Balance, June 30, 2012	667,367
Less current asset retirement obligations	(67,527)

Long-term asset retirement obligations	$599,840

A reconciliation of the Company’s asset retirement obligations for the years ended December 31, 2010 and 2011, are as follows (in thousands):

	Year Ended December 31:
	2010	2011
Beginning of year	$—	$—
Liabilities incurred	—	639,176
Liabilities settled	—	—
Accretion expense	—	14,064
Revisions to estimate	—	—

End of year	—	653,240
Less current asset retirement obligations	—	(15,398)

Long-term asset retirement obligations	$—	$637,842